  As filed with the Securities and Exchange Commission on September 22, 2000.
                                                               File No. 33-73568
                                                                       811-07426

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                         [ ]
         Post-Effective Amendment No.  17                    [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No. 68                                    [X]

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                              SEPARATE ACCOUNT ONE
                           (Exact Name of Registrant)

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                               (Name of Depositor)

                                 P. O. BOX 2999
                             HARTFORD, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               MARIANNE O'DOHERTY
                                  HARTFORD LIFE
                                 P. O. BOX 2999
                             HARTFORD, CT 06104-2999
                     (Name and Address of Agent for Service)

 It is proposed that this filing will become effective:

                  immediately upon filing pursuant to paragraph (b) of Rule 485
           ---
            X     on October 2, 2000 pursuant to paragraph (b) of Rule 485
           ---
                  60 days after filing pursuant to paragraph (a)(1) of Rule 485
           ---
                  on __________, 2000 pursuant to paragraph (a)(1) of Rule 485
           ---
                  this post-effective amendment designates a new effective date
           ---
                  for a previously filed post-effective amendment.
           ---

PURSUANT TO RULE 24F-2(a)(1) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

                                  PARTS A AND B
The Prospectus and Statement of Additional Information (including all financial statements therein) are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 17, by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4 (File No. 33-73568), as filed on April 13, 2000 and declared effective on May 1, 2000.

A Supplement to the Prospectus, dated October 2, 2000 is included in Part A of this Post-Effective Amendment.

  THE DIRECTOR
  SERIES VI
  SEPARATE ACCOUNT ONE
  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
  SUPPLEMENT DATED OCTOBER 2, 2000 TO THE PROSPECTUS DATED MAY 1,
  2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

In the section entitled "Definitions," the definition of "Commuted Value" is deleted and replaced with the following:

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.

In the "Highlights" section under the sub-section "Can I take out any of my money?", the first paragraph is deleted and replaced with the following language:

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.
--------------------------------------------------------------------------------

 - You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

 - You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.
--------------------------------------------------------------------------------

In the "Highlights" section, under the sub-section entitled, "What Annuity Payout Options are available?" the last paragraph is deleted and replaced with the following language:

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will pay you under the variable Life Annuity with a 10 year Period Certain Annuity Option. Please consult your Registered Representative or call us.

In the "General Contract Information" section, immediately under the table entitled "Hartford's Ratings" the following paragraph is added:

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

In the "Surrenders" section, under the sub-section entitled "What kinds of surrenders are available?", the paragraph entitled "Partial Surrenders after the Annuity Commencement Date" is deleted and replaced with the following language:

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With 120, 180 or 240 Monthly Payments or the Payments for a Designated Period Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" or the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

PLEASE CHECK WITH YOUR TAX ADVISER BECAUSE THERE COULD BE ADVERSE TAX CONSEQUENCES FOR PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE.

In the "Annuity Payouts" section, under the sub-section entitled, "When do you want Annuity Payouts to begin?", the third and fourth sentences of the first paragraph are deleted and replaced with the following language:

The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

In the "Annuity Payouts" section, under the subsection. "2. Which Annuity Payout Option do you want to use?" under the subsection "Important Information", that last two bulleted paragraphs are deleted and replaced with the following:

- For Non-Qualified Contracts, if you do not elect an Annuity Payout Option, variable Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with period certain payouts for 10 years.

- For Qualified Contracts and Contracts issued in Texas, if you do not elect an Annuity Payout Option, variable Annuity Payouts will begin automatically on the Annuity Commencement Date, under the Life Annuity Payout Option.

In the "Other Programs Available" section, in the paragraph entitled "Automatic Income" the first sentence is deleted and replaced with the following:

The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge.

The "Accumulation Unit Value" table is deleted and replaced with the following:

ACCUMULATION UNIT VALUES

(For an Accumulation Unit outstanding throughout the period)

The following audited information from the financial statements of the Separate Account has been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. The unaudited information, which reflects the deduction for the Optional Death Benefit, has been derived from the audited financial statements of the Separate Account. No information is shown for Hartford Global Health HLS Fund Sub-Account and Hartford Global Technology HLS Fund Sub-Account because, as of December 31, 1999, the Sub-Accounts had not yet commenced operations.

                                                                        YEAR ENDED DECEMBER 31,
                                      -------------------------------------------------------------------------------------------
                                       WITHOUT THE    WITH THE OPTIONAL
                                      OPTIONAL DEATH    DEATH BENEFIT
                                         BENEFIT         (UNAUDITED)
                                           1999             1999           1998       1997      1996     1995     1994     1993
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at beginning
 of period                                 $2.258           $2.234          $2.114     $1.992   $1.880   $1.607   $1.694   $1.556
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                    $2.185           $2.182          $2.258     $2.114   $1.922   $1.880   $1.607   $1.694
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                               197,575            1,185         180,120    107,759   76,247   48,354   33,950   23,803
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at beginning
 of period                                 $6.066           $6.716          $4.602     $3.547   $2.887   $2.180   $2.250   $1.993
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                    $7.176           $7.169          $6.066     $4.602   $3.547   $2.887   $2.180   $2.250
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                               638,407            5,859         553,087    440,557  317,416  186,727  110,928   60,431
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND SUB-
 ACCOUNT (Inception date August 1,
 1986)
Accumulation Unit Value at beginning
 of period                                 $1.716           $1.735          $1.650     $1.587   $1.528   $1.462   $1.424   $1.401
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                    $1.777           $1.776          $1.716     $1.650   $1.587   $1.528   $1.462   $1.424
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                               270,072              917         195,489    120,947  110,350   66,468   30,871   14,881
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 SUB-ACCOUNT (Inception date
 August 1, 1986)
Accumulation Unit Value at beginning
 of period                                 $4.398           $4.663          $3.572     $2.905   $2.523   $1.991   $2.072   $1.870
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                    $4.803           $4.798          $4.398     $3.572   $2.905   $2.523   $1.991   $2.072
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                             1,425,393            7,318       1,258,365    999,829  784,326  645,105  414,318  244,980
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS
 FUND SUB-ACCOUNT (Inception date
 August 1, 1986)
Accumulation Unit Value at beginning
 of period                                 $5.526           $6.255          $4.845     $4.010   $3.364   $2.615   $2.583   $2.165
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                    $7.501           $7.494          $5.526     $4.845   $4.010   $3.364   $2.615   $2.583
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                               537,835            2,064         517,384    461,578  353,466  216,591  116,535   58,645
---------------------------------------------------------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                      -------------------------------------------------------------------------------------------
                                       WITHOUT THE    WITH THE OPTIONAL
                                      OPTIONAL DEATH    DEATH BENEFIT
                                         BENEFIT         (UNAUDITED)
                                           1999             1999           1998       1997      1996     1995     1994     1993
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS
 FUND SUB-ACCOUNT (Inception date
 August 1, 1986)
Accumulation Unit Value at beginning
 of period                                 $2.211           $2.232          $2.098     $1.949   $1.878   $1.637   $1.685   $1.604
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                    $2.217           $2.214          $2.211     $2.098   $1.949   $1.878   $1.637   $1.685
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                                52,197              270          48,850     38,292   38,304   31,288   20,674   28,380
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND SUB-ACCOUNT
 (Inception date May 1, 1987)
Accumulation Unit Value at beginning
 of period                                 $4.712           $5.182          $3.726     $2.845   $2.359   $1.750   $1.755   $1.629
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                    $5.608           $5.602          $4.712     $3.726   $2.845   $2.359   $1.750   $1.755
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                               191,225            1,310         160,586    117,372   77,074   32,779   12,030    7,491
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND SUB-ACCOUNT (Inception
 date July 2, 1990)
Accumulation Unit Value at beginning
 of period                                 $1.641           $1.806          $1.469     $1.482   $1.329   $1.181   $1.220   $0.924
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                    $2.267           $2.265          $1.641     $1.469   $1.482   $1.329   $1.181   $1.220
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                               391,871              970         400,336    396,430  326,954  222,606  175,763   66,084
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS
 FUND SUB-ACCOUNT (Inception date
 March 8, 1994)
Accumulation Unit Value at beginning
 of period                                 $2.471           $2.655          $2.149     $1.650   $1.359   $1.009   $1.000       --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                    $2.570           $2.567          $2.471     $2.149   $1.650   $1.359   $1.009       --
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                               760,046            2,453         375,537    541,076  301,767  101,085   21,973       --
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL ADVISERS HLS
 FUND SUB-ACCOUNT (Inception date
 March 1, 1995)
Accumulation Unit Value at beginning
 of period                                 $1,476           $1.576          $1.319     $1.266   $1.146   $1.000       --       --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                    $1.796           $1.794          $1.476     $1.319   $1.266   $1.146       --       --
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                               149,495              954         135,919    109,735   56,746   10,717       --       --
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND SUB-
 ACCOUNT (Inception date
 August 9, 1996)
Accumulation Unit Value at beginning
 of period                                 $1.374           $1.510          $1.247     $1.066   $1.000       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                    $2.251           $2.248          $1.374     $1.247   $1.066       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                               198,856            1,735         156,179    108,104   24,397       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND SUB-ACCOUNT
 (Inception date July 15, 1997)
Accumulation Unit Value at beginning
 of period                                 $1.371           $1.589          $1.097     $1.000       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                    $2.056           $2.054          $1.371     $1.097       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                               181,142            3,185          65,617     13,437       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND
 SUB-ACCOUNT (Inception date
 June 1, 1998)
Accumulation Unit Value at beginning
 of period                                 $1.182           $1.281          $1.000         --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                    $1.422           $1.420          $1.182         --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                                78,909            3,576          11,822         --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
 SUB-ACCOUNT (Inception date
 September 30, 1998)
Accumulation Unit Value at beginning
 of period                                 $1.315           $1.451          $1.000         --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                    $1.952           $1.951          $1.315         --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                                54,890            1,465             894         --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 SUB-ACCOUNT (Inception date
 September 30, 1998)
Accumulation Unit Value at beginning
 of period                                 $1.035           $1.084          $1.000         --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                    $1.070           $1.069          $1.035         --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                                20,235              481           2,255         --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------

HV-2733
33-73568

                                 PARTS A AND B

The Prospectus and Statement of Additional Information (including all financial statements therein) are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 17, by reference to Post-Effective Amendment
No. 16 to the Registration Statement on Form N-4 (File No. 33-73568), as filed on April 13, 2000 and declared effective on May 1, 2000.

A Supplement to the Prospectus, dated October 2, 2000 is included in Part A of this Post-Effective Amendment.

  THE DIRECTOR SELECT
  SERIES I
  SEPARATE ACCOUNT ONE
  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
  SUPPLEMENT DATED OCTOBER 2, 2000 TO THE PROSPECTUS DATED MAY 1,
  2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

In the section entitled "Definitions," the definition of "Commuted Value" is deleted and replaced with the following:

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.

In the "Highlights" section under the sub-section "Can I take out any of my money?", the first paragraph is deleted and replaced with the following language:

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.
--------------------------------------------------------------------------------

 - You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

 - You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.
--------------------------------------------------------------------------------

In the "Highlights" section, under the sub-section entitled, "What Annuity Payout Options are available?" the last paragraph is deleted and replaced with the following language:

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will pay you under the variable Life Annuity with a 10 year Period Certain Annuity Option. Please consult your Registered Representative or call us.

In the "General Contract Information" section, immediately under the table entitled "Hartford's Ratings" the following paragraph is added:

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

In the "Surrenders" section, under the sub-section entitled "What kinds of surrenders are available?", the paragraph entitled "Partial Surrenders after the Annuity Commencement Date" is deleted and replaced with the following language:

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With 120, 180 or 240 Monthly Payments or the Payments for a Designated Period Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" or the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

PLEASE CHECK WITH YOUR TAX ADVISER BECAUSE THERE COULD BE ADVERSE TAX CONSEQUENCES FOR PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE.

In the "Annuity Payouts" section, under the sub-section entitled, "When do you want Annuity Payouts to begin?", the third and fourth sentences of the first paragraph are deleted and replaced with the following language:

The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

In the "Annuity Payouts" section, under the subsection. "2. Which Annuity Payout Option do you want to use?" under the subsection "Important Information", that last two bulleted paragraphs are deleted and replaced with the following:

- For Non-Qualified Contracts, if you do not elect an Annuity Payout Option, variable Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with period certain payouts for 10 years.

- For Qualified Contracts and Contracts issued in Texas, if you do not elect an Annuity Payout Option, variable Annuity Payouts will begin automatically on the Annuity Commencement Date, under the Life Annuity Payout Option.

In the "Other Programs Available" section, in the paragraph entitled "Automatic Income" the first sentence is deleted and replaced with the following:

The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge.

The "Accumulation Unit Value" table is deleted and replaced with the following:

ACCUMULATION UNIT VALUES

(For an Accumulation Unit outstanding throughout the period)

The following audited information from the financial statements of the Separate Account has been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. The unaudited information, which reflects the deduction for the Optional Death Benefit, has been derived from the audited financial statements of the Separate Account. No information is shown for Hartford Global Health HLS Fund Sub-Account and Hartford Global Technology HLS Fund Sub-Account because, as of December 31, 1999, the Sub-Accounts had not yet commenced operations.

                                                                        YEAR ENDED DECEMBER 31,
                                      -------------------------------------------------------------------------------------------
                                       WITHOUT THE    WITH THE OPTIONAL
                                      OPTIONAL DEATH    DEATH BENEFIT
                                         BENEFIT         (UNAUDITED)
                                           1999             1999           1998       1997      1996     1995     1994     1993
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at beginning
 of period                                 $2.258          $2.234           $2.114     $1.992   $1.880   $1.607   $1.694   $1.556
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                    $2.185          $2.182           $2.258     $2.114   $1.922   $1.880   $1.607   $1.694
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                               197,575           1,185          180,120    107,759   76,247   48,354   33,950   23,803
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at beginning
 of period                                 $6.066          $6.716           $4.602     $3.547   $2.887   $2.180   $2.250   $1.993
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                    $7.176          $7.169           $6.066     $4.602   $3.547   $2.887   $2.180   $2.250
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                               638,407           5,859          553,087    440,557  317,416  186,727  110,928   60,431
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND SUB-
 ACCOUNT (Inception date August 1,
 1986)
Accumulation Unit Value at beginning
 of period                                 $1.716          $1.735           $1.650     $1.587   $1.528   $1.462   $1.424   $1.401
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                    $1.777          $1.776           $1.716     $1.650   $1.587   $1.528   $1.462   $1.424
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                               270,072             917          195,489    120,947  110,350   66,468   30,871   14,881
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 SUB-ACCOUNT (Inception date
 August 1, 1986)
Accumulation Unit Value at beginning
 of period                                 $4.398          $4.663           $3.572     $2.905   $2.523   $1.991   $2.072   $1.870
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                    $4.803          $4.798           $4.398     $3.572   $2.905   $2.523   $1.991   $2.072
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                             1,425,393           7,318        1,258,365    999,829  784,326  645,105  414,318  244,980
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS
 FUND SUB-ACCOUNT (Inception date
 August 1, 1986)
Accumulation Unit Value at beginning
 of period                                 $5.526          $6.255           $4.845     $4.010   $3.364   $2.615   $2.583   $2.165
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                    $7.501          $7.494           $5.526     $4.845   $4.010   $3.364   $2.615   $2.583
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                               537,835           2,064          517,384    461,578  353,466  216,591  116,535   58,645
---------------------------------------------------------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                      -------------------------------------------------------------------------------------------
                                       WITHOUT THE    WITH THE OPTIONAL
                                      OPTIONAL DEATH    DEATH BENEFIT
                                         BENEFIT         (UNAUDITED)
                                           1999             1999           1998       1997      1996     1995     1994     1993
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS
 FUND SUB-ACCOUNT (Inception date
 August 1, 1986)
Accumulation Unit Value at beginning
 of period                                 $2.211          $2.232           $2.098     $1.949   $1.878   $1.637   $1.685   $1.604
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                    $2.217          $2.214           $2.211     $2.098   $1.949   $1.878   $1.637   $1.685
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                                52,197             270           48,850     38,292   38,304   31,288   20,674   28,380
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND SUB-ACCOUNT
 (Inception date May 1, 1987)
Accumulation Unit Value at beginning
 of period                                 $4.712          $5.182           $3.726     $2.845   $2.359   $1.750   $1.755   $1.629
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                    $5.608          $5.602           $4.712     $3.726   $2.845   $2.359   $1.750   $1.755
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                               191,225           1,310          160,586    117,372   77,074   32,779   12,030    7,491
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND SUB-ACCOUNT (Inception
 date July 2, 1990)
Accumulation Unit Value at beginning
 of period                                 $1.641          $1.806           $1.469     $1.482   $1.329   $1.181   $1.220   $0.924
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                    $2.267          $2.265           $1.641     $1.469   $1.482   $1.329   $1.181   $1.220
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                               391,871             970          400,336    396,430  326,954  222,606  175,763   66,084
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS
 FUND SUB-ACCOUNT (Inception date
 March 8, 1994)
Accumulation Unit Value at beginning
 of period                                 $2.471          $2.655           $2.149     $1.650   $1.359   $1.009   $1.000       --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                    $2.570          $2.567           $2.471     $2.149   $1.650   $1.359   $1.009       --
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                               760,046           2,453          375,537    541,076  301,767  101,085   21,973       --
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL ADVISERS HLS
 FUND SUB-ACCOUNT (Inception date
 March 1, 1995)
Accumulation Unit Value at beginning
 of period                                 $1,476          $1.576           $1.319     $1.266   $1.146   $1.000       --       --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                    $1.796          $1.794           $1.476     $1.319   $1.266   $1.146       --       --
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                               149,495             954          135,919    109,735   56,746   10,717       --       --
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND SUB-
 ACCOUNT (Inception date
 August 9, 1996)
Accumulation Unit Value at beginning
 of period                                 $1.374          $1.510           $1.247     $1.066   $1.000       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                    $2.251          $2.248           $1.374     $1.247   $1.066       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                               198,856           1,735          156,179    108,104   24,397       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND SUB-ACCOUNT
 (Inception date July 15, 1997)
Accumulation Unit Value at beginning
 of period                                 $1.371          $1.589           $1.097     $1.000       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                    $2.056          $2.054           $1.371     $1.097       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                               181,142           3,185           65,617     13,437       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND
 SUB-ACCOUNT (Inception date
 June 1, 1998)
Accumulation Unit Value at beginning
 of period                                 $1.182          $1.281           $1.000         --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                    $1.422          $1.420           $1.182         --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                                78,909           3,576           11,822         --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
 SUB-ACCOUNT (Inception date
 September 30, 1998)
Accumulation Unit Value at beginning
 of period                                 $1.315          $1.451           $1.000         --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                    $1.952          $1.951           $1.315         --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                                54,890           1,465              894         --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 SUB-ACCOUNT (Inception date
 September 30, 1998)
Accumulation Unit Value at beginning
 of period                                 $1.035          $1.084           $1.000         --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                    $1.070          $1.069           $1.035         --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                                20,235             481            2,255         --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                      -------------------------------------------------------------------------------------------
                                       WITHOUT THE    WITH THE OPTIONAL
                                      OPTIONAL DEATH    DEATH BENEFIT
                                         BENEFIT         (UNAUDITED)
                                           1999             1999           1998       1997      1996     1995     1994     1993
---------------------------------------------------------------------------------------------------------------------------------
EVERGREEN CAPITAL GROWTH FUND SUB-
 ACCOUNT (inception date March 3,
 1998)
Accumulation Unit Value at beginning
 of period                                 $1.075          $1.165           $1.000         --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                    $1.131          $1.130           $1.075         --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                                 1,389               9            1,367         --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
EVERGREEN PERPETUAL INTERNATIONAL
 FUND SUB-ACCOUNT (inception date
 March 3, 1998)
Accumulation Unit Value at beginning
 of period                                 $1.109          $1.222           $1.000         --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                    $1.533          $1.532           $1.109         --                --       --       --
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                                 1,350               8              913         --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
EVERGREEN GROWTH FUND SUB-ACCOUNT
 (inception date March 3, 1998)
Accumulation Unit Value at beginning
 of period                                 $0.907          $0.799           $1.000         --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                    $1.086          $1.085           $0.907         --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                                   806              13              652         --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------

HV-2734
33-73568

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

      (a) All financial statements are included in Part A and Part B of the Registration Statement.

      (b)  (1)    Resolution of the Board of Directors of Hartford Life and
                  Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

           (2)    Not applicable.

           (3)    (a)    Principal Underwriter Agreement.(2)

           (3)    (b)    Form of Dealer Agreement.(2)

           (4)    Form of Individual Flexible Premium Variable Annuity
                  Contract.(1)

           (5)    Form of Application.(1)

           (6)    (a)    Certificate of Incorporation of Hartford. (3)

           (6)    (b)    Bylaws of Hartford.(1)

           (7)    Not applicable.

           (8)    Form of Fund Participation Agreement.(4)

           (9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

--------
         (1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73568, dated May 1, 1995.

         (2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73568, dated April 29, 1996.

         (3) Incorporated by reference to Post-Effective Amendment No. 11, to the Registration Statement File No. 33-73568, filed June 1, 1998.

         (4) Incorporated by reference to the Post-Effective Amendment No. 6, to the Registration Statement File No. 333-70153, dated August 25, 2000.

           (10)   Consent of Arthur Andersen LLP, Independent Public
                  Accountants.

           (11)   No financial statements are omitted.

           (12)   Not applicable.

           (13)   Not applicable.

           (14)   Not applicable.

           (15)   Copy of Power of Attorney.

           (16)   Organizational Chart.

Item 25.   Directors and Officers of the Depositor

NAME                                          POSITION WITH HARTFORD
----                                          ----------------------
David A. Carlson                              Vice President
Peter W. Cummins                              Senior Vice President
Bruce W. Ferris                               Vice President
Timothy M. Fitch                              Vice President & Actuary
Mary Jane B. Fortin                           Vice President & Chief Accounting Officer
David T. Foy                                  Senior Vice President, Chief Financial Officer &
                                              Treasurer, Director*
Lynda Godkin                                  Senior Vice President, General Counsel, and
                                              Corporate Secretary, Director*
Lois W. Grady                                 Senior Vice President
Stephen T. Joyce                              Senior Vice President
Michael D. Keeler                             Vice President
Robert A. Kerzner                             Senior Vice President
Thomas M. Marra                               President, Director*
Steven L. Matthiesen                          Vice President
Craig R. Raymond                              Senior Vice President and Chief Actuary
Lowndes A. Smith                              Chief Executive Officer, Director*
David M. Znamierowski                         Senior Vice President & Chief Investment Officer, Director*



Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, Connecticut 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

         Filed herewith as Exhibit 16.

Item 27. Number of Contract Owners

         As of July 31, 2000, there were 331,332 Contract Owners.

Item 28. Indemnification

         Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent. Reference is hereby made to Section 33-771(e) of CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide, in general, that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

         Under the Depositor's bylaws, the Depositor must indemnify both directors and officers of the Depositor for (1) any claims and liabilities to which they become subject by reason of being or having been directors or officers of the Depositor and (2) legal and other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

         Section 33-777 of CGS specifically authorizes a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29. Principal Underwriters

         (a) HSD acts as principal underwriter for the following investment companies:

              Hartford Life Insurance Company - Separate Account One
              Hartford Life Insurance Company - Separate Account Two
              Hartford Life Insurance Company - Separate Account Two (DC Variable Account I)
              Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)
              Hartford Life Insurance Company - Separate Account Two (QP Variable Account)

              Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
              Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)
              Hartford Life Insurance Company - Putnam Capital Manager Trust Separate Account
              Hartford Life Insurance Company - Separate Account Three
              Hartford Life Insurance Company - Separate Account Five
              Hartford Life Insurance Company - Separate Account Seven
              Hartford Life and Annuity Insurance Company - Separate Account One
              Hartford Life and Annuity Insurance Company - Putnam Capital Manager Trust
              Separate Account Two
              Hartford Life and Annuity Insurance Company - Separate Account Three
              Hartford Life and Annuity Insurance Company - Separate Account Five
              Hartford Life and Annuity Insurance Company - Separate Account Six
              Hartford Life and Annuity Insurance Company - Separate Account Seven
              Hart Life Insurance Company - Separate Account One
              Hart Life Insurance Company - Separate Account Two
              American Maturity Life Insurance Company - Separate Account AMLVA
              Servus Life Insurance Company - Separate Account One
              Servus Life Insurance Company - Separate Account Two


         (b)      Directors and Officers of HSD


                                                      Positions and Offices
                    Name                                 With Underwriter
              -----------------                       ---------------------
              David A. Carlson                 Vice President
              Peter W. Cummins                 Senior Vice President
              David T. Foy                     Treasurer
              Lynda Godkin                     Senior Vice President, General Counsel and
                                               Corporate Secretary
              George R. Jay                    Controller
              Robert A. Kerzner                Executive Vice President
              Thomas M. Marra                  Executive Vice President, Director
              Paul E. Olson                    Supervising Registered Principal
              Lowndes A. Smith                 President and Chief Executive Officer, Director


         Unless otherwise indicated, the principal business address of each of the above individuals is P. O. Box 2999, Hartford, Connecticut 06104-2999.

Item 30. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32. Undertakings

      (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

      (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

      (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

      (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

           The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 22nd day of September, 2000.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT ONE
          (Registrant)

*By:   Thomas M. Marra                             *By: /s/  Marianne O'Doherty
       --------------------------                       -----------------------
       Thomas M. Marra, President                            Marianne O'Doherty
                                                             Attorney-in-Fact


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
          (Depositor)

*By:   Thomas M. Marra
       --------------------------
       Thomas M. Marra, President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David T. Foy, Senior Vice President, Chief
   Financial Officer & Treasurer, Director *
Lynda Godkin, Senior Vice President,
   General Counsel and Corporate Secretary,         By: /s/  Marianne O'Doherty
   Director *                                           -----------------------
Thomas M. Marra, President, Director*                        Marianne O'Doherty
Lowndes A. Smith, Chief Executive Officer,                   Attorney-in-Fact
   Director *
David M. Znamierowski, Senior Vice President and
   Chief Investment Officer, Director*                Date: September 22, 2000




33-73568

                                  EXHIBIT INDEX


(9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

(10)     Consent of Arthur Andersen LLP, Independent Public Accountants.

(15)     Power of Attorney.

(16)     Organizational Chart.